Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Documentand Entity Information [Abstract]
Document Type	Other
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Entity Central Index Key	0001267097
Entity Filer Category	Large Accelerated Filer
Entity Registrant Name	TRW Automotive Holdings Corp.

Consolidated Statements of Comprehensive Earnings (Losses) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Earnings (Losses)
Net earnings	$ 1,195	$ 875	$ 73
Other comprehensive earnings (losses):
Foreign currency translation	(141)	12	129
Retirement obligations, net of tax	(46)	(35)	(648)
Deferred cash flow hedges, net of tax	(56)	7	142
Total other comprehensive earnings (losses)	(243)	(16)	(377)
Comprehensive earnings (losses)	952	859	(304)
Less: Comprehensive earnings attributable to noncontrolling interest	39	41	21
Comprehensive earnings (losses) attributable to TRW	$ 913	$ 818	$ (325)